STOCKHOLDERS' DEFICIT - Restricted Stock (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
STOCK CAPITAL
Number of Shares of Restricted Stock, Nonvested at beginning of period		121,286	20,327
Granted		688,666	115,210
Vested		469,098	6,679
Forfeited		30,000	7,572
Number of Shares of Restricted Stock, Nonvested at end of period			121,286	20,327
Weighted Average Grant Date Fair Value, Nonvested at beginning of period		$ 6.69
Granted		2.14
Vested		2.74
Forfeited		$ 2.14
Weighted Average Grant Date Fair Value, Nonvested at end of period			$ 6.69
Restricted Stock
STOCK CAPITAL
Number of Shares of Restricted Stock, Nonvested at beginning of period	310,854
Vested	57,605
Number of Shares of Restricted Stock, Nonvested at end of period	253,249	310,854
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 3.01		42.9
Granted			4.95
Vested	4.95		38.73
Forfeited			$ 31.11
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 2.57	$ 3.01		$ 42.9
Weighted Average Remaining Contractual Term (Years), Nonvested	3 months 3 days	5 months 12 days	8 months 19 days	1 year 3 months 25 days